Summary of Significant Accounting Policies (Nature of Operations) (Narrative) (Details) $ in Billions	3 Months Ended	12 Months Ended
	Mar. 24, 2020	Dec. 31, 2021 CAD ($) Customers MW km
Emera Maine | Disposition
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Disposition, Name	Emera Maine
Maritimes and Northeast Pipline | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage		12.90%
Maritimes and Northeast Pipline | Operating | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Length Of Pipeline | km		1,400
St. Lucia Electricity Services Limited | Operating | Other Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage		19.50%
Dominica Electricity Services Ltd. | Operating | Other Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage		51.90%
Tampa Electric | Operating | Florida Electric Utility
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers		810,600
Nova Scotia Power Inc. | Operating | Canadian Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers		536,000
Emera Newfoundland and Labrador Holdings Inc. | Operating | Canadian Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW		824
Emera Newfoundland and Labrador Holdings Inc. | NSP Maritime Link Inc. | Operating | Canadian Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Public Utilities, Equipment, Transmission and Distribution | $		$ 1.8
Length Of Pipeline | km		170
Emera Newfoundland and Labrador Holdings Inc. | Labrador-Island Link Limited Partnership | Operating | Canadian Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage		37.40%
Public Utilities, Equipment, Transmission and Distribution | $		$ 3.7
Barbados Light and Power Company Limited | Operating | Other Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers		132,000
Grand Bahama Power Company Limited | Operating | Other Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers		19,000
Dominica Electricity Services Ltd. | Operating | Other Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers		35,700
Peoples Gas System Division | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers		445,000
Peoples Gas System Division | Operating | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Length Of Pipeline | km		800
New Mexico Gas Company | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers		542,000
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Length Of Pipeline | km		145
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		25 years
Emera Brunswick Pipeline Company Limited | Operating | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Length Of Pipeline | km		145
Emera Energy | Bear Swamp Power Company LLC | Other
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Public Utilities Property Plant And Equipment Generation Capacity | MW		633
Brooklyn Power Corporation | Operating | Other
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW		30